FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Financial assets measured at fair value

	Years ended December 31,
	2017	2016
Proceeds from sale of marketable securities	$14.5	$0.1
Acquisition date fair value of marketable securities sold	(25.4)	(2.9)
Loss on sale of marketable securities recorded in OCI	$(10.9)	$(2.8)

Disclosure of detailed information about hedging instruments
Additional information on hedging instruments and hedged forecast transactions related to oil and fuel market price risk as at December 31, 2017 and December 31, 2016 was as follows:

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2017	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Brent crude oil option contracts	$6.1	$—	$2.7	$2.7	$(2.7)
WTI crude oil option contracts	2.7	—	0.1	0.1	(0.1)
	$8.8	$—	$2.8	$2.8	$(2.8)

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2016	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Brent crude oil option contracts	$4.0	$—	$—	$—	$—
WTI crude oil option contracts	2.2	—	—	—	—
	$6.2	$—	$—	$—	$—

	Gain (loss) recognized in cash flow hedge reserve		(Gain) loss reclassified or adjusted from cash flow hedge reserve
	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2017	Year ended December 31, 2016

Exchange rate risk
Canadian dollar option contracts	$6.8	$0.7	$(2.5)	$6.0
Euro option contracts	6.5	0.9	(2.3)	(1.3)
Crude oil option contracts	3.2	3.6	(0.3)	1.8
	16.5	5.2	(5.1)	6.5
Time value of option contracts excluded from hedge relationship	(1.9)	(4.2)	—	—
	$14.6	$1.0	$(5.1)	$6.5

	(Gain) loss reclassified from cash flow hedge reserve to:
	Year ended December 31, 2017	Year ended December 31, 2016

Consolidated balance sheets
Property, plant and equipment	$(1.1)	$0.1
Consolidated statements of earnings
Cost of sales	(3.3)	4.4
General and administrative expenses	(0.7)	2.0
Total	$(5.1)	$6.5
Additional information on hedging instruments and hedged forecast transactions related to currency exchange rate risk as at December 31, 2017 and December 31, 2016 is as follows:

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2017	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Canadian option contracts	$5.3	$—	$4.5	$4.5	$(4.5)
Euro option contracts	4.4	—	3.8	3.8	(3.8)
	$9.7	$—	$8.3	$8.3	$(8.3)

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2016	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Canadian option contracts	$2.1	$—	$0.2	$0.2	$(0.2)
Euro option contracts	0.2	(2.0)	(0.4)	(0.4)	0.4
	$2.3	$(2.0)	$(0.2)	$(0.2)	$0.2

Disclosure of terms and conditions of outstanding derivative contracts
As at December 31, 2017, the Company’s outstanding crude oil derivative contracts, which qualified for hedge accounting, and the periods in which the cash flows are expected to occur and impact the Consolidated statements of earnings, are as follows:

	2018	2019	2020	Total
Brent crude oil option contracts (barrels)[1]	488	366	333	1,187
Option contracts with strike prices at ($/barrel)	42-60[2]	44-60[2]	50-62[2]
WTI crude oil option contracts (barrels)[1]	390	426	405	1,221
Option contracts with strike prices at ($/barrel)	36-60[2]	42-60[2]	43-60[2]

1	Quantities of barrels are in thousands.

2
The Company purchased Brent and WTI collar options with strike prices within the given range in 2018, 2019 and 2020. If Brent and WTI market prices are below the low end of the range in 2018, 2019 and 2020, the Company will incur a loss from the margin between the lower market price and the set put strike price. If Brent and WTI are above the high end of the range of the call strike price in 2018, 2019 and 2020, the Company will benefit from the margin between the higher market price and the set call strike price.

As at December 31, 2017, the Company's outstanding derivative contracts which qualified for hedge accounting and the periods in which the cash flows are expected to occur and impact the Consolidated statements of earnings and Property, plant and equipment balance are as follows:

2018
Cash flow hedges
Exchange rate risk
Canadian dollar option contracts (millions of C$)	155
Contract rate range ($/C$)	1.30-1.45[1]
Euro option contracts (millions of €)	93
Contract rate range (€/$)	1.08-1.19[2]

1
The Company purchased two types of Canadian dollar collar options, which consist of U.S. dollar put and call options. The strike price for the put options on both of these structures are at $1.30. For the call options, the strike prices are at $1.42 and $1.45. The Company will benefit from the margin between the lower market price and the set U.S. dollar put strike price of $1.30. If U.S dollar to C$ market prices are above the call strike of $1.42 for one of the derivative structures, or above the call strike of 1.45 for the other derivative structures in 2018, the Company will incur a loss from the margin between the higher market price and the $1.42 and 1.45 call strike prices, respectively.

2
The Company purchased Euro collar options with strike prices within the given range in 2018. If the Euro to US$ market prices are below the low end of the range of the Euro put strike prices in 2018, the Company will incur a loss from the margin between the lower market price and the set put strike price. If the Euro to US$ market prices are above the high end of the range of the Euro call strike prices in 2018, the Company will benefit from the margin between the higher market price and the set call strike price.

Sensitivity analysis for types of market risk
The table below sets out the fair value as at December 31, 2017, and what the fair value would have been based on an increase or decrease of 10% in the U.S. dollar exchange rate. The entire change in fair value would be recorded in the Consolidated statements of comprehensive income as Other comprehensive income.

	December 31, 2017	Increase of 10%	Decrease of 10%
Canadian dollar (C$)	$5.3	$(0.9)	$17.9
Euro (€)	$4.4	$(1.0)	$16.2
The table below sets out the fair value as at December 31, 2017, and what the fair value would have been based on an increase or a decrease of 10% of the price. The entire change in fair value would be recorded in the Consolidated statements of comprehensive income as Other comprehensive income.

	December 31, 2017	Increase of 10%	Decrease of 10%
Brent crude oil option contracts	$6.1	$12.3	$0.9
WTI crude oil option contracts	$2.7	$7.7	$(0.8)

Disclosure of detailed information about hedged items
Additional information on hedging instruments and hedged forecast transactions related to oil and fuel market price risk as at December 31, 2017 and December 31, 2016 was as follows:

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2017	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Brent crude oil option contracts	$6.1	$—	$2.7	$2.7	$(2.7)
WTI crude oil option contracts	2.7	—	0.1	0.1	(0.1)
	$8.8	$—	$2.8	$2.8	$(2.8)

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2016	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Brent crude oil option contracts	$4.0	$—	$—	$—	$—
WTI crude oil option contracts	2.2	—	—	—	—
	$6.2	$—	$—	$—	$—
Additional information on hedging instruments and hedged forecast transactions related to currency exchange rate risk as at December 31, 2017 and December 31, 2016 is as follows:

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2017	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Canadian option contracts	$5.3	$—	$4.5	$4.5	$(4.5)
Euro option contracts	4.4	—	3.8	3.8	(3.8)
	$9.7	$—	$8.3	$8.3	$(8.3)

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2016	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Canadian option contracts	$2.1	$—	$0.2	$0.2	$(0.2)
Euro option contracts	0.2	(2.0)	(0.4)	(0.4)	0.4
	$2.3	$(2.0)	$(0.2)	$(0.2)	$0.2

Disclosure of detailed information about non-hedge derivatives

		Years ended December 31,
	Notes	2017	2016
Embedded derivative	19(a)	$2.6	$—
Warrants		0.5	2.3
	31	$3.1	$2.3